NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Earnings Per Share [Abstract]
SCHEDULE OF NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the respective years:

	Three Months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
		(revised)
Net loss	$(513,069)	$(1,146,380)	$(2,366,700)	$(3,485,994)
Less: Net loss attributable to non-controlling interest	9	9	2,709	36
Net loss attributable to Verde Resources, Inc. shareholders	$(513,060)	$(1,146,371)	$(2,363,991)	$(3,485,958)

Weighted average common stock outstanding, basic and diluted (revised)	1,300,484,563	1,250,825,325	1,283,714,014	1,238,271,472

Net loss per share, basic and diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

The following table sets forth the computation of basic and diluted net (loss) income per share for the respective years:

	Years ended June 30,
	2025	2024

Net loss	$(4,782,977)	$(3,187,774)
Less: Net loss attributable to non-controlling interest	36	-
Net loss attributable to Verde Resources, Inc. shareholders	$(4,783,013)	$(3,187,774)

Weighted average common shares outstanding:
- Basic and diluted	1,242,092,192	1,187,606,780

Net loss per share:
- Basic and diluted	$(0.00)	$(0.00)

# less than $0.005